Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000117913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ Technology Dividend Index Fund
Class Name	First Trust NASDAQ Technology Dividend Index Fund
Trading Symbol	TDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$57	0.51%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
Expenses Excluding Extraordinary Expenses, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.78% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Semiconductors & Semiconductor Equipment industry received the greatest allocation of any industry, with an average weight of 38.4% and contributed 10.7% to the Fund’s overall return, which was the greatest return of any industry. Investments in the Media industry, with an average weight of 2.0% contributed -0.6% to the Fund’s overall return, which was the most negative contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust NASDAQ Technology Dividend Index Fund	24.78%	19.88%	17.62%
Nasdaq Technology DividendTM Index	25.53%	20.62%	18.37%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Information Technology Index	28.22%	23.29%	25.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/TDIV for more recent performance information.
Net Assets	$ 3,755,982,441
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 15,093,192
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,755,982,441
Total number of portfolio holdings	95
Total advisory fee paid	$15,093,192
Portfolio turnover rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.7%
Broadcom, Inc.	8.4%
Oracle Corp.	8.3%
Microsoft Corp.	7.7%
Texas Instruments, Inc.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.6%
QUALCOMM, Inc.	3.9%
Analog Devices, Inc.	2.5%
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
International Business Machines Corp.	8.7%
Broadcom, Inc.	8.4%
Oracle Corp.	8.3%
Microsoft Corp.	7.7%
Texas Instruments, Inc.	6.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.6%
QUALCOMM, Inc.	3.9%
Analog Devices, Inc.	2.5%
Applied Materials, Inc.	2.3%
Lam Research Corp.	2.1%

C000117914 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Diversified Income Index Fund
Class Name	Multi-Asset Diversified Income Index Fund
Trading Symbol	MDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$50(1)	0.49%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.48%.

Expenses Paid, Amount	$ 50	[2]
Expense Ratio, Percent	0.49%	[2],[3]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.48%.
Expenses Excluding Extraordinary Expenses, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.90% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
The Fund seeks to invest approximately 20% of its assets in each of five categories: Equities, Real Estate Investment Trusts (“REITs”), Preferred Securities, Master Limited Partnerships, and a high-yield corporate debt exchange-traded fund (“ETF”). During the Period, the most significant positive contribution came from the allocation to the high-yield corporate debt ETF, the First Trust Tactical High Yield ETF, which contributed 1.4% to the Fund’s overall return. Of the five categories, investments in REITs had the most significant negative contribution to the Fund’s overall return of
-0.2%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
Multi-Asset Diversified Income Index Fund	2.90%	10.02%	4.93%
Nasdaq US Multi-Asset Diversified IncomeTM Index	3.51%	10.65%	5.54%
S&P 500® Index	17.60%	16.47%	15.30%
Dow Jones U.S. Select DividendTM Index	9.44%	16.29%	11.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MDIV for more recent performance information.
Net Assets	$ 430,527,849
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 2,128,667
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$430,527,849
Total number of portfolio holdings	125
Total advisory fee paid	$2,128,667
Portfolio turnover rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.2%
Rayonier, Inc.	1.6%
Icahn Enterprises, L.P.	1.6%
TXO Partners, L.P.	1.5%
Mach Natural Resources, L.P.	1.4%
Black Stone Minerals, L.P.	1.2%
Dorchester Minerals, L.P.	1.1%
Alliance Resource Partners, L.P.	1.1%
Kimbell Royalty Partners, L.P.	1.1%
Ladder Capital Corp.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Tactical High Yield ETF	20.2%
Rayonier, Inc.	1.6%
Icahn Enterprises, L.P.	1.6%
TXO Partners, L.P.	1.5%
Mach Natural Resources, L.P.	1.4%
Black Stone Minerals, L.P.	1.2%
Dorchester Minerals, L.P.	1.1%
Alliance Resource Partners, L.P.	1.1%
Kimbell Royalty Partners, L.P.	1.1%
Ladder Capital Corp.	1.0%

C000130399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&PInternational Dividend Aristocrats ETF
Class Name	First Trust S&PInternational Dividend Aristocrats ETF
Trading Symbol	FID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$66	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%	[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.39% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 16.03% for the same Period.
During the Period, investments in Canada received the greatest allocation of any country, with an average weight of 24.2% and contributed 3.5% to the Fund’s overall return, which was the greatest contribution of any country. Investments in Belgium, with an average weight of 1.9% contributed
-0.4% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a -0.5% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust S&P International Dividend Aristocrats ETF	16.39%	11.37%	6.72%
S&P International Dividend Aristocrats Index(1)	17.88%	13.06%	N/A
Dow Jones EPAC Select DividendTM Index	27.08%	14.60%	8.82%
MSCI World ex USA Index	16.03%	11.60%	8.41%
(1)
On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On August 30, 2018, the Fund’s underlying index changed from the Nasdaq International Multi-Asset Diversified IncomeTM Index to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FID for more recent performance information.
Net Assets	$ 120,823,619
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 559,837
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$120,823,619
Total number of portfolio holdings	75
Total advisory fee paid	$559,837
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
APA Group	2.6%
LG Uplus Corp.	2.3%
EDP S.A.	2.2%
Sino Land Co., Ltd.	2.2%
Henderson Land Development Co., Ltd.	2.2%
Bouygues S.A.	2.2%
TELUS Corp.	2.1%
Enel S.p.A.	1.9%
Japan Metropolitan Fund Invest	1.9%
China Resources Land Ltd.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
APA Group	2.6%
LG Uplus Corp.	2.3%
EDP S.A.	2.2%
Sino Land Co., Ltd.	2.2%
Henderson Land Development Co., Ltd.	2.2%
Bouygues S.A.	2.2%
TELUS Corp.	2.1%
Enel S.p.A.	1.9%
Japan Metropolitan Fund Invest	1.9%
China Resources Land Ltd.	1.8%

C000134868 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Rising Dividend Achievers ETF
Class Name	First Trust Rising Dividend Achievers ETF
Trading Symbol	RDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.25% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the Dow Jones U.S. Select DividendTM Index, which returned 9.44% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 38.7% and contributed 8.7% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Health Care sector, with an average weight of 2.5% contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Rising Dividend Achievers ETF	15.25%	17.58%	14.75%
Nasdaq US Rising Dividend AchieversTM Index	15.83%	18.22%	15.37%
Dow Jones U.S. Select DividendTM Index	9.44%	16.29%	11.24%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RDVY for more recent performance information.
Net Assets	$ 17,249,820,063
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 66,291,356
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$17,249,820,063
Total number of portfolio holdings	75
Total advisory fee paid	$66,291,356
Portfolio turnover rate	69%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
KLA Corp.	2.7%
Alphabet, Inc., Class A	2.5%
NVIDIA Corp.	2.5%
eBay, Inc.	2.4%
Applied Materials, Inc.	2.4%
Mueller Industries, Inc.	2.3%
Bank of New York Mellon (The) Corp.	2.2%
Lam Research Corp.	2.2%
JPMorgan Chase & Co.	2.2%
Microsoft Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
KLA Corp.	2.7%
Alphabet, Inc., Class A	2.5%
NVIDIA Corp.	2.5%
eBay, Inc.	2.4%
Applied Materials, Inc.	2.4%
Mueller Industries, Inc.	2.3%
Bank of New York Mellon (The) Corp.	2.2%
Lam Research Corp.	2.2%
JPMorgan Chase & Co.	2.2%
Microsoft Corp.	2.2%

C000137472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RBA American Industrial Renaissance® ETF
Class Name	First Trust RBA American Industrial Renaissance® ETF
Trading Symbol	AIRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AIRR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.04% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Industrials Index, which returned 15.69% for the same Period.
During the Period, investments in the Construction & Engineering industry received the greatest allocation of any industry, with an average weight of 26.0% and contributed 17.7% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Ground Transportation industry, with an average weight of 5.8%, contributed -2.4% to the Fund’s overall return, which was the most negative contribution of any industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust RBA American Industrial Renaissance® ETF	30.04%	30.60%	20.51%
Richard Bernstein Advisors American Industrial Renaissance® Index	31.05%	31.58%	21.39%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Industrials Index	15.69%	16.82%	13.79%
Russell 2500® Index	10.16%	12.09%	10.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AIRR for more recent performance information.
Net Assets	$ 5,584,360,695
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 24,193,932
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$5,584,360,695
Total number of portfolio holdings	57
Total advisory fee paid	$24,193,932
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Kratos Defense & Security Solutions, Inc.	4.6%
Comfort Systems USA, Inc.	3.9%
C.H. Robinson Worldwide, Inc.	3.5%
BWX Technologies, Inc.	3.4%
AAON, Inc.	3.2%
MasTec, Inc.	3.2%
Sterling Infrastructure, Inc.	3.2%
Advanced Drainage Systems, Inc.	3.1%
EMCOR Group, Inc.	3.0%
Primoris Services Corp.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kratos Defense & Security Solutions, Inc.	4.6%
Comfort Systems USA, Inc.	3.9%
C.H. Robinson Worldwide, Inc.	3.5%
BWX Technologies, Inc.	3.4%
AAON, Inc.	3.2%
MasTec, Inc.	3.2%
Sterling Infrastructure, Inc.	3.2%
Advanced Drainage Systems, Inc.	3.1%
EMCOR Group, Inc.	3.0%
Primoris Services Corp.	3.0%

C000137473 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightMomentum & Dividend ETF
Class Name	First Trust Dorsey WrightMomentum & Dividend ETF
Trading Symbol	DDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$65	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.63% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 35.8% and contributed 5.7% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Materials sector, with an average weight of 2.4%, contributed -0.8% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Momentum & Dividend ETF	11.63%	17.03%	10.19%
Dorsey Wright Momentum Plus Dividend YieldTMIndex(1)	12.39%	17.87%	N/A
Dow Jones U.S. Select DividendTM Index	9.44%	16.29%	11.24%
S&P 500® Index	17.60%	16.47%	15.30%
(1)
On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend YieldTM Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DDIV for more recent performance information.
Net Assets	$ 66,304,395
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 416,432
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$66,304,395
Total number of portfolio holdings	51
Total advisory fee paid	$416,432
Portfolio turnover rate	157%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Simon Property Group, Inc.	4.7%
Antero Midstream Corp.	4.5%
Lamar Advertising Co., Class A	4.0%
Regency Centers Corp.	3.5%
Kinder Morgan, Inc.	3.4%
AT&T, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Williams (The) Cos., Inc.	3.2%
CME Group, Inc.	3.1%
Hasbro, Inc.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Simon Property Group, Inc.	4.7%
Antero Midstream Corp.	4.5%
Lamar Advertising Co., Class A	4.0%
Regency Centers Corp.	3.5%
Kinder Morgan, Inc.	3.4%
AT&T, Inc.	3.2%
American Electric Power Co., Inc.	3.2%
Williams (The) Cos., Inc.	3.2%
CME Group, Inc.	3.1%
Hasbro, Inc.	3.0%

C000138164 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Focus 5 ETF
Class Name	First Trust Dorsey Wright Focus 5 ETF
Trading Symbol	FV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$31(1)	0.30%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 31	[6]
Expense Ratio, Percent	0.30%	[6]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.91% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 22.4% and contributed -1.5% to the Fund’s overall return, which was the most negative contribution of any sector. With an average weight of 9.7%, investments in the Communication Services sector contributed 4.0% to the Fund’s overall return, which was the greatest contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Focus 5 ETF	6.91%	13.28%	11.53%
Dorsey Wright Focus FiveTM Index	7.22%	13.67%	11.92%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FV for more recent performance information.
Net Assets	$ 3,708,959,288
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 11,098,683
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$3,708,959,288
Total number of portfolio holdings	6
Total advisory fee paid	$11,098,683
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Dow Jones Internet Index Fund	22.0%
First Trust Financials AlphaDEX® Fund	20.3%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.2%
First Trust Utilities AlphaDEX® Fund	18.9%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	18.4%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Dow Jones Internet Index Fund	22.0%
First Trust Financials AlphaDEX® Fund	20.3%
First Trust Industrials/Producer Durables AlphaDEX® Fund	20.2%
First Trust Utilities AlphaDEX® Fund	18.9%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	18.4%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

C000144324 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightInternational Focus 5 ETF
Class Name	First Trust Dorsey WrightInternational Focus 5 ETF
Trading Symbol	IFV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IFV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$34(1)	0.31%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.

Expenses Paid, Amount	$ 34	[7]
Expense Ratio, Percent	0.31%	[7],[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
Expenses Excluding Extraordinary Expenses, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.28% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, which returned 16.45% for the same Period.
During the Period, investments in Switzerland received the greatest allocation of any country, with an average weight of 20.1% and contributed 2.8% to the Fund’s overall return. With an average weight of 9.0%, investments in China contributed 4.5% to the Fund’s overall return, which was the greatest contribution of any country. Investments in India, with an average weight of 14.5%, contributed -1.8% to the Fund’s overall return, which was the most negative contribution of any country. The Fund’s currency exposure had a 1.0% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2015 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright International Focus 5 ETF	19.28%	7.92%	5.87%
Dorsey Wright International Focus FiveTM Index	19.74%	8.32%	6.54%
MSCI ACWI ex USA Index	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/IFV for more recent performance information.
Net Assets	$ 175,163,775
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 441,835
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$175,163,775
Total number of portfolio holdings	6
Total advisory fee paid	$441,835
Portfolio turnover rate	80%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust China AlphaDEX® Fund	22.1%
First Trust Eurozone AlphaDEX® ETF	20.0%
First Trust Germany AlphaDEX® Fund	19.8%
First Trust United Kingdom AlphaDEX® Fund	19.3%
First Trust Switzerland AlphaDEX® Fund	18.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust China AlphaDEX® Fund	22.1%
First Trust Eurozone AlphaDEX® ETF	20.0%
First Trust Germany AlphaDEX® Fund	19.8%
First Trust United Kingdom AlphaDEX® Fund	19.3%
First Trust Switzerland AlphaDEX® Fund	18.6%
Dreyfus Government Cash Management Fund, Institutional Shares	0.2%

C000162607 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Dynamic Focus 5 ETF
Class Name	First Trust Dorsey Wright Dynamic Focus 5 ETF
Trading Symbol	FVC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$31(1)	0.31%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.

Expenses Paid, Amount	$ 31	[9]
Expense Ratio, Percent	0.31%	[9],[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
Expenses Excluding Extraordinary Expenses, Percent	0.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.26% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, the First Trust Enhanced Short Maturity ETF (“FTSM”) received the greatest allocation of 40.2% and contributed 1.2% to the Fund’s overall return. Aside from FTSM, investments in the Information Technology sector during the Period received the greatest allocation of any sector, with an average weight of 17.2% and contributed -0.9% to the Fund’s overall return, which was the most negative of any sector. Investments in the Communication Services sector, with an average weight of 5.9%, contributed 2.0% to the Fund’s overall return, which was the greatest of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2016 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (3/17/16)
First Trust Dorsey Wright Dynamic Focus 5 ETF	2.26%	7.92%	7.36%
Dorsey Wright Dynamic Focus FiveTM Index	2.53%	8.37%	7.75%
S&P 500® Index	17.60%	16.47%	15.23%

Performance Inception Date	Mar. 17, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FVC for more recent performance information.
Net Assets	$ 111,839,098
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 396,634
Investment Company Portfolio Turnover	168.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$111,839,098
Total number of portfolio holdings	7
Total advisory fee paid	$396,634
Portfolio turnover rate	168%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Enhanced Short Maturity ETF	52.2%
First Trust Dow Jones Internet Index Fund	10.5%
First Trust Financials AlphaDEX® Fund	9.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	9.7%
First Trust Utilities AlphaDEX® Fund	9.0%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	8.8%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Enhanced Short Maturity ETF	52.2%
First Trust Dow Jones Internet Index Fund	10.5%
First Trust Financials AlphaDEX® Fund	9.7%
First Trust Industrials/Producer Durables AlphaDEX® Fund	9.7%
First Trust Utilities AlphaDEX® Fund	9.0%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	8.8%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

C000195212 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Cap Rising Dividend Achievers ETF
Class Name	First Trust SMID Cap Rising Dividend Achievers ETF
Trading Symbol	SDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.12% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 1000® Index, which returned 5.34% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 32.6% and contributed 4.4% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Energy and Materials sectors, with an average weight of 6.8% ad 5.5%, respectively, both contributed -0.4% to the Fund’s overall return, which were the most negative contributions of any sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 1, 2017 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (11/1/17)
First Trust SMID Cap Rising Dividend Achievers ETF	6.12%	17.85%	10.38%
Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index	6.81%	18.64%	11.09%
S&P 1000® Index	5.34%	13.40%	8.86%
Russell 3000® Index	17.41%	15.74%	14.04%

Performance Inception Date	Nov. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SDVY for more recent performance information.
Net Assets	$ 8,959,493,330
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 46,034,429
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$8,959,493,330
Total number of portfolio holdings	182
Total advisory fee paid	$46,034,429
Portfolio turnover rate	85%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.4%
InterDigital, Inc.	1.3%
EMCOR Group, Inc.	1.1%
Interactive Brokers Group, Inc., Class A	1.1%
Perdoceo Education Corp.	1.0%
Installed Building Products, Inc.	1.0%
PriceSmart, Inc.	1.0%
Clear Secure, Inc., Class A	1.0%
Woodward, Inc.	1.0%
Mueller Industries, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	1.4%
InterDigital, Inc.	1.3%
EMCOR Group, Inc.	1.1%
Interactive Brokers Group, Inc., Class A	1.1%
Perdoceo Education Corp.	1.0%
Installed Building Products, Inc.	1.0%
PriceSmart, Inc.	1.0%
Clear Secure, Inc., Class A	1.0%
Woodward, Inc.	1.0%
Mueller Industries, Inc.	1.0%

C000198271 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Innovative Transaction & Process ETF
Class Name	First Trust Indxx Innovative Transaction & Process ETF
Trading Symbol	LEGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LEGR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$73	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.13% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 40.4% and contributed 11.6% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Health Care sector, with a average weight of 1.2%, contributed -0.4% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a 0.9% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 24, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (1/24/18)
First Trust Indxx Innovative Transaction & Process ETF	21.13%	15.02%	10.77%
Indxx Blockchain Index	22.25%	16.16%	11.82%
S&P 500® Index	17.60%	16.47%	13.68%

Performance Inception Date	Jan. 24, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LEGR for more recent performance information.
Net Assets	$ 115,196,936
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 639,424
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$115,196,936
Total number of portfolio holdings	109
Total advisory fee paid	$639,424
Portfolio turnover rate	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intel Corp.	1.8%
Baidu, Inc., ADR	1.6%
Alibaba Group Holding Ltd., ADR	1.5%
Samsung Electronics Co., Ltd.	1.5%
Micron Technology, Inc.	1.5%
International Business Machines Corp.	1.5%
Emirates Telecommunications Group Co. PJSC	1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.4%
NVIDIA Corp.	1.4%
Infineon Technologies AG	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Intel Corp.	1.8%
Baidu, Inc., ADR	1.6%
Alibaba Group Holding Ltd., ADR	1.5%
Samsung Electronics Co., Ltd.	1.5%
Micron Technology, Inc.	1.5%
International Business Machines Corp.	1.5%
Emirates Telecommunications Group Co. PJSC	1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.4%
NVIDIA Corp.	1.4%
Infineon Technologies AG	1.4%

C000198496 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Artificial Intelligence and Robotics ETF
Class Name	First Trust Nasdaq Artificial Intelligence and Robotics ETF
Trading Symbol	ROBT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ROBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$73	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.06% during the 12 months ended September 30, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Software industry received the greatest allocation of any industry, with an average weight of 32.7% and contributed 5.1% to the Fund’s overall return. With an average weight of 10.7%, investments in the Semiconductors & Semiconductor Equipment industry contributed 5.8% to the Fund’s overall return, which was the greatest contribution of any industry. Investments in the Consumer Staples Distribution & Retail industry contributed -0.9% to overall Fund return, the most negative contribution of any industry, and held an average weight of 1.8%. The Fund’s currency exposure had a 0.4% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (2/21/18)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	21.06%	6.61%	8.10%
Nasdaq CTA Artificial Intelligence and RoboticsTM Index	21.53%	7.14%	8.74%
S&P 500® Index	17.60%	16.47%	14.54%

Performance Inception Date	Feb. 21, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ROBT for more recent performance information.
Net Assets	$ 609,895,121
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,091,833
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$609,895,121
Total number of portfolio holdings	119
Total advisory fee paid	$3,091,833
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
RBC Dominion Securities, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
PROS Holdings, Inc.	1.9%
AeroVironment, Inc.	1.7%
Bank of America Corp.	1.7%
BigBear.ai Holdings, Inc.	1.6%
SoundHound AI, Inc., Class A	1.6%
UiPath, Inc., Class A	1.5%
Palantir Technologies, Inc., Class A	1.5%
International Business Machines Corp.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
RBC Dominion Securities, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
PROS Holdings, Inc.	1.9%
AeroVironment, Inc.	1.7%
Bank of America Corp.	1.7%
BigBear.ai Holdings, Inc.	1.6%
SoundHound AI, Inc., Class A	1.6%
UiPath, Inc., Class A	1.5%
Palantir Technologies, Inc., Class A	1.5%
International Business Machines Corp.	1.5%

C000203940 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Low Volatility ETF
Class Name	First Trust Dorsey Wright Momentum & Low Volatility ETF
Trading Symbol	DVOL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVOL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$63	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%	[13]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.86% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 34.5% and contributed 4.3% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Information Technology sector, with an average weight of 5.3%, contributed -1.3% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 5, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (9/5/18)
First Trust Dorsey Wright Momentum & Low Volatility ETF	7.86%	10.55%	9.60%
Dorsey Wright Momentum Plus Low VolatilityTM Index	8.53%	11.25%	10.31%
S&P 500® Index	17.60%	16.47%	14.46%

Performance Inception Date	Sep. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DVOL for more recent performance information.
Net Assets	$ 90,365,947
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 382,115
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$90,365,947
Total number of portfolio holdings	51
Total advisory fee paid	$382,115
Portfolio turnover rate	152%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TJX (The) Cos., Inc.	3.3%
American Electric Power Co., Inc.	3.0%
Welltower, Inc.	3.0%
Southern (The) Co.	3.0%
Old Republic International Corp.	3.0%
CME Group, Inc.	2.9%
Regency Centers Corp.	2.9%
Cencora, Inc.	2.8%
Republic Services, Inc.	2.8%
Automatic Data Processing, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TJX (The) Cos., Inc.	3.3%
American Electric Power Co., Inc.	3.0%
Welltower, Inc.	3.0%
Southern (The) Co.	3.0%
Old Republic International Corp.	3.0%
CME Group, Inc.	2.9%
Regency Centers Corp.	2.9%
Cencora, Inc.	2.8%
Republic Services, Inc.	2.8%
Automatic Data Processing, Inc.	2.8%

C000203941 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Value ETF
Class Name	First Trust Dorsey Wright Momentum & Value ETF
Trading Symbol	DVLU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVLU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$64	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.21% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 51.2% and contributed 7.8% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Consumer Discretionary sector, with an average weight of 8.5%, contributed -4.1% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 5, 2018 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	5 Year	Since Inception (9/5/18)
First Trust Dorsey Wright Momentum & Value ETF	10.21%	19.06%	9.27%
Dorsey Wright Momentum Plus ValueTM Index	10.92%	19.90%	9.98%
S&P 500® Index	17.60%	16.47%	14.46%

Performance Inception Date	Sep. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DVLU for more recent performance information.
Net Assets	$ 33,605,410
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 180,805
Investment Company Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$33,605,410
Total number of portfolio holdings	51
Total advisory fee paid	$180,805
Portfolio turnover rate	187%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sandisk Corp.	6.6%
Western Digital Corp.	4.1%
Old Republic International Corp.	3.1%
Tenet Healthcare Corp.	3.0%
Allstate (The) Corp.	2.9%
American Financial Group, Inc.	2.9%
Popular, Inc.	2.8%
Travelers (The) Cos., Inc.	2.8%
Unum Group	2.8%
Synchrony Financial	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sandisk Corp.	6.6%
Western Digital Corp.	4.1%
Old Republic International Corp.	3.1%
Tenet Healthcare Corp.	3.0%
Allstate (The) Corp.	2.9%
American Financial Group, Inc.	2.9%
Popular, Inc.	2.8%
Travelers (The) Cos., Inc.	2.8%
Unum Group	2.8%
Synchrony Financial	2.7%

C000223561 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Developed Capital Strength® ETF
Class Name	First Trust International Developed Capital Strength® ETF
Trading Symbol	FICS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FICS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$72	0.71%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%	[15]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
Expenses Excluding Extraordinary Expenses, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.00% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the MSCI World ex USA Index, which returned 16.03% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 24.1% and contributed 2.8% to the Fund’s overall return. With an average weight of 21.1%, investments in the Financials sector contributed 5.2% to the Fund’s overall Fund, which was the greatest contribution of any sector. Investments in the Information Technology sector, with an average weight of 8.9%, contributed -1.1% to the Fund’s overall return, which was the most negative contribution of any sector. The Fund’s currency exposure had a 2.1% impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2020 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (12/15/20)
First Trust International Developed Capital Strength® ETF	4.00%	6.76%
The International Developed Capital StrengthTM Index	4.29%	7.56%
MSCI World ex USA Index	16.03%	9.17%

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FICS for more recent performance information.
Net Assets	$ 214,423,696
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,326,634
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$214,423,696
Total number of portfolio holdings	52
Total advisory fee paid	$1,326,634
Portfolio turnover rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Royal Bank of Canada	2.5%
GEA Group AG	2.4%
BHP Group Ltd.	2.4%
GSK PLC	2.3%
Reckitt Benckiser Group PLC	2.3%
Kone Oyj, Class B	2.3%
Sampo Oyj, Class A	2.2%
Novartis AG	2.2%
Schindler Holding AG	2.2%
Rio Tinto PLC	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Royal Bank of Canada	2.5%
GEA Group AG	2.4%
BHP Group Ltd.	2.4%
GSK PLC	2.3%
Reckitt Benckiser Group PLC	2.3%
Kone Oyj, Class B	2.3%
Sampo Oyj, Class A	2.2%
Novartis AG	2.2%
Schindler Holding AG	2.2%
Rio Tinto PLC	2.2%

C000250760 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Economic Moat ETF
Class Name	First Trust S&P 500 Economic Moat ETF
Trading Symbol	EMOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the year of October 1, 2024 to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMOT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$65	0.61%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%	[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
Expenses Excluding Extraordinary Expenses, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.82% during the 12 months ended September 30, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.60% for the same Period.
During the Period, investments in the Information Technology sector received the greatest allocation of any sector, with an average weight of 35.3% and contributed 8.9% to the Fund’s overall return, which was the greatest contribution of any sector. Investments in the Industrials sector, with an average allocation of 8.3%, contributed -0.5% to the Fund’s overall return, which was the most negative contribution of any sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 26, 2024 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	1 Year	Since Inception (6/26/24)
First Trust S&P 500 Economic Moat ETF	13.82%	16.24%
S&P 500® Economic Moat Index	14.55%	17.01%
S&P 500® Index	17.60%	18.67%

Performance Inception Date	Jun. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EMOT for more recent performance information.
Net Assets	$ 4,792,267
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 24,604
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$4,792,267
Total number of portfolio holdings	50
Total advisory fee paid	$24,604
Portfolio turnover rate	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	3.0%
Lam Research Corp.	2.8%
Tapestry, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
NVIDIA Corp.	2.5%
Broadcom, Inc.	2.4%
Apple, Inc.	2.4%
KLA Corp.	2.3%
Jabil, Inc.	2.3%
IDEXX Laboratories, Inc.	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	3.0%
Lam Research Corp.	2.8%
Tapestry, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
NVIDIA Corp.	2.5%
Broadcom, Inc.	2.4%
Apple, Inc.	2.4%
KLA Corp.	2.3%
Jabil, Inc.	2.3%
IDEXX Laboratories, Inc.	2.3%

C000262472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RBA Deglobalization ETF
Class Name	First Trust RBA Deglobalization ETF
Trading Symbol	DGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust RBA Deglobalization ETF (the “Fund”) for the period of August 6, 2025 (commencement of investment operations) to September 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGLO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DGLO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA Deglobalization ETF	$11(1)	0.70%(2)
(1)	The Fund commenced investment operations on August 6, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 11	[17]
Expense Ratio, Percent	0.70%	[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.26% from the Fund’s inception date on August 6, 2025 through September 30, 2025. The Fund underperformed its benchmark, the Russell 3000® Index, which returned 5.75% for the same period.
During the period, the Fund allocated an average weight of 78.2% to the Industrials sector, 12.3% to the Energy sector, and 8.0% to the Materials sector. Within the Industrials sector, the largest industry allocation was the 15.1% allocation to the Aerospace & Defense industry. Investments in this industry accounted for 1.8% of Fund’s overall return. The industry with the most negative contribution to the Fund’s return was the Ground Transportation industry, which received an allocation of 11.8% and caused a -0.3% drag on the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 6, 2025 to September 30, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2025)	Since Inception (8/6/25)
First Trust RBA Deglobalization ETF	3.26%
Richard Bernstein Advisors U.S. Deglobalization Index	3.38%
Russell 3000® Index	5.75%

Performance Inception Date	Aug. 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DGLO for more recent performance information.
Net Assets	$ 1,028,242
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 1,075
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2025)
Fund net assets	$1,028,242
Total number of portfolio holdings	126
Total advisory fee paid	$1,075
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Armstrong World Industries, Inc.	2.2%
Packaging Corp. of America	2.1%
Union Pacific Corp.	2.1%
Republic Services, Inc.	2.0%
CSX Corp.	1.9%
Cintas Corp.	1.9%
Broadridge Financial Solutions, Inc.	1.9%
Mercury Systems, Inc.	1.8%
Kratos Defense & Security Solutions, Inc.	1.7%
General Dynamics Corp.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Armstrong World Industries, Inc.	2.2%
Packaging Corp. of America	2.1%
Union Pacific Corp.	2.1%
Republic Services, Inc.	2.0%
CSX Corp.	1.9%
Cintas Corp.	1.9%
Broadridge Financial Solutions, Inc.	1.9%
Mercury Systems, Inc.	1.8%
Kratos Defense & Security Solutions, Inc.	1.7%
General Dynamics Corp.	1.6%

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
[2]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[3]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.48%.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[6]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
[9]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[13]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[15]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
[17]	The Fund commenced investment operations on August 6, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[18]	Annualized.